SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE

The property and equipment is recorded at cost. The Company’s policy is to depreciate the cost of the property and equipment using the straight-line method over the estimated useful life of the asset. The costs of maintenance and repairs are charged to expense when incurred (none noted in the current or prior year as it relates to the vehicle). The useful life of the property and equipment for purposes of computing depreciation is:

Useful Life

Vehicle and Equipment	3-5 years